Jul. 31, 2018
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.